Pension and other post-retirement benefits - Weighted Average Assumptions Used to Determine Net Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.43%	3.95%
Rate of compensation increase	3.00%	3.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	4.04%
Health care cost trend rate
Before Age 65	6.25%	6.25%
Age 65 and after	6.25%	6.25%
Assumed Ultimate Medical Inflation Rate	4.75%	4.75%
Year in which Ultimate Rate is reached	2024	2023